Taxation (Details Narrative)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	35.00%	21.00%
Income tax description		As the Company has a December 31 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.5% for our fiscal year ending December 31, 2018, and 21% for subsequent fiscal years. Accordingly, we have to remeasure our deferred tax assets on net operating loss carryforward in the U.S. at the lower enacted cooperated tax rate of 21%.
Future foreign earnings		The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and net operating loss (NOL) carryforwards and recorded a one-time income tax payable in 8 years.
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation foreign income tax rate differential		16.50%
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate		25.00%